Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue		$ 14		$ 12,981	$ 6,485	$ 42,030
Operating expenses
Selling, general and administrative expenses	629,154	845,462	3,159,191	2,487,459	2,455,774	479,019
Amortization expenses						5,614
Development expense	184,021	423,317	890,695	423,317	962,063
Impairment of Dino Might Program						818,472
Write off of Domain names						12,231
Total operating expenses	813,175	1,268,779	4,049,886	2,910,776	3,417,837	1,315,336
Loss from operations	(813,175)	(1,268,765)	(4,049,886)	(2,897,795)	(3,411,352)	(1,273,306)
Other expenses
Interest expense	(2,236)	(97,110)	(17,211)	(619,262)	(606,527)	(36,211)
Change in fair value of derivative liabilities				(6,088)	(6,088)	(6,839)
Total other expenses	(2,236)	(97,110)	(17,211)	(625,350)	(612,615)	(43,050)
Net loss	$ (815,411)	$ (1,365,875)	$ (4,067,097)	$ (3,523,145)	$ (4,023,967)	$ (1,316,356)
Net loss per common share: basic and diluted	$ (0.04)	$ (0.06)	$ (0.18)	$ (0.26)	$ (0.26)	$ (8.70)
Weighted average common shares outstanding: basic and diluted	23,147,286	22,145,831	23,019,748	13,522,704	15,650,460	151,277